First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 94.0%
	Alabama – 4.1%
$210,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	$225,315
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	115,952
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	489,650
1,000,000	Wilsonville AL Indl Dev Brd Sol Wst Disp Rev Var AL Plt Gaston Plt (a)	0.25%	12/01/30	1,000,000
				1,830,917
	Arizona – 2.6%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/27	1,189,720
	California – 5.6%
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	442,823
500,000	CA St Stwd Cmntys Dev Auth Hosp Rev Methodist Hosp of Sthrn CA Proj	5.00%	01/01/21	510,315
400,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/22	430,328
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	287,782
100,000	San Diego Cnty CA Regl Arpt Auth Subordinate Ref, Ser A	5.00%	07/01/24	112,782
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	157,601
500,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/27	578,705
				2,520,336
	Colorado – 1.2%
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	126,560
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	144,994
165,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/20	168,919
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	106,234
				546,707
	Connecticut – 2.8%
100,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser C	4.00%	11/01/20	101,413
970,000	Univ Of Connecticut CT, Ser A	5.00%	11/01/26	1,133,270
25,000	Univ Of Connecticut CT, Ser A	5.00%	11/01/35	28,996
				1,263,679
	Florida – 8.3%
700,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	678,244
145,000	Beach Rd Golf Estates Cmnty Dev Dist FL Spl Assmt	3.50%	11/01/20	145,215
385,000	Citizens Property Insurance Corp FL Sr Secured, Ser A-1	5.00%	06/01/20	386,193
225,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	237,481
300,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	292,353
210,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	227,976
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	223,289
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	234,363
1,000,000	S Miami FL Hlth Facs Auth Ref Baptist Hlth South FL	5.00%	08/15/20	1,009,500
310,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.00%	05/01/24	310,040
				3,744,654

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia – 1.5%
$175,000	Gainesville & Hall Cnty GA Hosp Auth Ref Northeast GA Hlth System Inc Proj, Ser A	5.00%	02/15/24	$191,058
175,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs Southeast GA Hlth	5.00%	08/01/23	191,336
45,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	49,577
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	261,583
				693,554
	Hawaii – 1.2%
25,000	HI St, Ser Fb	5.00%	04/01/21	25,944
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	108,940
400,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	402,656
				537,540
	Illinois – 5.7%
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	407,332
50,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/21	50,216
25,000	Chicago IL Ref, Ser C	5.00%	01/01/26	25,596
55,000	Chicago IL Ref, Ser C, CABS	(b)	01/01/25	44,166
200,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	200,994
250,000	IL St	5.00%	03/01/22	250,630
215,000	IL St	5.00%	05/01/23	214,194
85,000	IL St	4.00%	01/01/31	76,729
50,000	IL St Ref	5.00%	08/01/21	50,115
70,000	IL St, Ser A	5.25%	05/01/22	70,334
500,000	IL St, Ser C	5.00%	11/01/29	481,700
40,000	IL St, Ser D	5.00%	11/01/24	39,629
360,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/20	365,105
285,000	Univ Of Illinois IL Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	301,037
				2,577,777
	Indiana – 2.3%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(b)	01/15/26	113,315
215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	225,561
695,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Non Ace Var, Ser C-3, AMT (a)	0.59%	07/01/47	695,000
				1,033,876
	Kansas – 0.5%
170,000	Rice Cnty KS Unif Sch Dist #444, AGM	4.50%	09/01/27	204,649
	Kentucky – 2.5%
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(b)	10/01/25	206,585
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	256,755
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	22,147
200,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	207,980
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	360,273
75,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	79,601
				1,133,341

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana – 2.1%
$455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	$503,758
500,000	Saint John The Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-2 (Mandatory put 07/01/24)	2.10%	06/01/37	439,940
				943,698
	Massachusetts – 2.4%
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	388,041
100,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (c)	4.00%	10/01/32	90,833
400,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj (d)	5.00%	10/01/20	406,416
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	210,090
				1,095,380
	Michigan – 4.1%
710,000	MI St Fin Auth Rev Ref Beaumont Hlth Credit Grp	4.00%	08/01/20	715,311
935,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,050,912
90,000	MI St Hosp Fin Auth Ref Mclaren Hlthcare, Ser A	5.00%	06/01/24	95,553
				1,861,776
	Minnesota – 1.3%
600,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	600,000
	Nebraska – 1.4%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	443,201
165,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	185,749
				628,950
	Nevada – 0.3%
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	144,841
	New Jersey – 1.7%
255,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	258,402
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(b)	12/15/25	41,711
45,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/27	48,725
250,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	250,470
150,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/22	157,281
				756,589
	New York – 6.6%
750,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	736,268
400,000	Met Transprtn Auth NY Rev Transprtn, Subser C-2, BANS	5.00%	09/01/21	397,804
100,000	Met Transprtn Auth NY Rev, Ser D2, BANS	4.00%	07/01/20	99,716
1,000,000	New York NY Adj Fiscal 2020, Subser B-3 (a)	0.52%	10/01/46	1,000,000
460,000	New York NY, Ser J	5.00%	08/01/21	480,419
230,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	244,704
				2,958,911
	North Carolina – 0.6%
200,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/28	249,952
	North Dakota – 2.2%
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,135
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	490,066
				990,201

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio – 1.1%
$500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	$484,435
	Oklahoma – 2.6%
700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	663,628
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	527,809
				1,191,437
	Pennsylvania – 10.4%
825,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/20	830,742
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	277,648
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	299,629
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	586,625
255,000	Lehigh Cnty PA Gen Purpose Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	295,247
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	103,212
200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	196,226
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	342,243
400,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	425,840
210,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	223,096
495,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	523,259
100,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/28	114,902
100,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A	5.00%	12/01/21	104,707
310,000	Philadelphia PA Arpt Rev Ref, Ser A, AMT	5.00%	06/15/20	311,249
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	42,727
				4,677,352
	Puerto Rico – 1.6%
300,000	Puerto Rico Cmwlth Pub Impt, AGM	5.25%	07/01/20	301,059
45,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/24	38,354
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/27	247,463
168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(b)	07/01/29	115,018
				701,894
	Tennessee – 1.7%
685,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	711,845
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	50,922
				762,767
	Texas – 8.7%
200,000	Austin TX Indep Sch Dist Ref, Ser A	4.50%	08/01/20	201,840
575,000	Austin TX Indep Sch Dist Ref, Ser A	5.00%	08/01/20	580,980
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	176,281
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	126,834

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$145,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	$147,127
485,000	Garland TX Elec Utility Sys Rev Ref, Ser A	5.00%	03/01/21	500,976
500,000	Houston TX Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/15/20	498,345
200,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/22	213,528
110,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept Hotel Tax	5.00%	09/01/20	109,796
400,000	Lower Colorado River TX Auth Transmission Contract Rev Ref	5.00%	05/15/23	444,000
150,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	136,188
180,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (c)	3.50%	09/01/23	181,670
50,000	San Antonio TX Tax Nts	5.00%	08/01/21	52,551
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	523,220
				3,893,336
	Utah – 0.2%
100,000	Utah Cnty UT Hosp Rev Ihc Hlth Svcs Inc	5.00%	05/15/23	103,778
	Vermont – 0.3%
140,000	Burlington VT, Ser B	5.00%	11/01/21	147,862
	Washington – 4.1%
1,000,000	Energy NW WA Elec Rev Ref Columbia Generating, Ser A	5.00%	07/01/21	1,047,370
600,000	King Cnty WA Swr Rev Sub (Mandatory put 12/01/21)	2.60%	01/01/43	606,276
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	176,224
				1,829,870
	Wisconsin – 2.3%
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	202,941
425,000	Pub Fin Auth WI Rev Roseman Univ Of Hlth Sciences Proj (c)	3.00%	04/01/25	395,416
395,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	445,912
				1,044,269

Total Investments – 94.0%	42,344,048
(Cost $42,563,982) (e)
Net Other Assets and Liabilities – 6.0%	2,682,085
Net Assets – 100.0%	$45,026,133

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Zero coupon bond.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2020, securities noted as such amounted to $667,919 or 1.5% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $299,879 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $519,813. The net unrealized depreciation was $219,934.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 42,344,048	$ —	$ 42,344,048	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.4%
	Alabama – 4.6%
$1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 06/01/21)	4.00%	07/01/46	$1,019,780
1,055,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	0.23%	12/01/37	1,055,000
770,000	Jefferson Cnty AL Ref Warrants, Ser B	5.00%	04/01/21	797,058
240,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	3.00%	11/01/20	241,651
				3,113,489
	Arizona – 1.6%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/23	1,091,630
	Arkansas – 0.2%
115,000	Ashdown AR Sch Dist #31 Ref	1.65%	04/01/23	115,036
	California – 0.2%
105,000	CA St Stwd Cmntys Dev Auth Student Hsg Rev Ref Univ CA Irvine E Campus Apts Phase I	5.00%	05/15/20	105,079
	Colorado – 2.9%
900,000	CO St Educ Loan Program Trans, Ser B	1.50%	06/29/20	901,458
215,000	CO St Educ Loan Program Trans, Ser B	5.00%	06/29/20	216,559
170,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	189,608
190,000	Denver City & Cnty Co Arpt Rev Sys, Ser B	5.00%	11/15/20	193,623
250,000	Fronterra Vlg CO Met Dist #2 Ref, BAM	4.00%	12/01/20	254,345
110,000	Regl Transprtn Dist Co COPS	5.00%	06/01/20	110,336
100,000	Vauxmont Met Dist CO Ref Ltd Tax Conv Unltd Sub, AGM	5.00%	12/15/21	105,548
				1,971,477
	Connecticut – 5.0%
1,350,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	0.29%	06/15/34	1,350,000
400,000	CT St Ref, Ser B	3.00%	01/15/21	405,092
310,000	CT St Ref, Ser B, AMBAC	5.25%	06/01/20	311,011
1,080,000	CT St Ref, Ser G	5.00%	11/01/20	1,101,783
55,000	CT St, Ser F	5.00%	11/15/21	58,091
160,000	Univ Of Connecticut CT Ref, Ser A	5.00%	11/01/22	172,213
				3,398,190
	District of Columbia – 1.1%
750,000	Dist Of Columbia Income Tax Secured Rev, Ser A	5.00%	12/01/22	752,445
	Florida – 12.1%
1,500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Var Virgin Trains USA Passenger Rail, Ser B, AMT (Mandatory put 06/18/20)	0.62%	01/01/49	1,497,570
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	996,770
75,000	FL St Turnpike Auth Dept Transn, Ser A	5.00%	07/01/20	75,509
110,000	Jea FL Elec Sys Rev Ref, Ser A	5.00%	10/01/20	111,773
425,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	461,380
1,000,000	Jea FL Elec Sys Rev Sub, Ser D	5.00%	10/01/20	1,016,120
445,000	Miami Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/20	451,123
860,000	Miami Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/20	871,834
435,000	Nthrn Palm Beach Cnty FL Impt Dist Ref Wtr Ctl & Impt Unit Dev #9B Ref, AGM	3.00%	08/01/20	436,940
1,100,000	Orange Cnty FL Hsg Fin Auth Hsg Willow Key Apts, Ser A (Mandatory put 04/01/21)	1.90%	04/01/22	1,101,969

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$600,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	$651,624
210,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/20	210,000
300,000	Pembroke Pines FL Capital Impt Rev Ref, AGM	5.00%	12/01/21	319,290
				8,201,902
	Georgia – 0.7%
355,000	Atlanta GA Arpt Passenger Fac Charge Rev Ref Sub, Ser F	5.00%	07/01/20	357,219
100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/20	100,068
				457,287
	Hawaii – 0.7%
500,000	HI St Ref, Ser Ea	3.00%	12/01/20	506,675
	Illinois – 2.9%
50,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser A, NATL-RE	(b)	12/01/20	49,179
340,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(b)	12/01/20	334,417
30,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(b)	12/01/22	27,675
165,000	IL St Ref	5.00%	02/01/22	165,396
195,000	IL St Sales Tax Rev Build IL	5.00%	06/15/20	195,466
400,000	IL St, Ser D	5.00%	11/01/20	401,132
125,000	IL St, Ser D	5.00%	11/01/22	124,881
170,000	Montgomery IL Ref Alt Rev Source	2.63%	12/01/21	171,236
500,000	Regl Transprtn Auth IL, NATL-RE	6.25%	07/01/20	503,615
				1,972,997
	Indiana – 9.2%
80,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	07/15/21	82,673
170,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	01/15/22	177,883
550,000	Gtr Clark Cnty IN Schs, BANS	2.00%	12/31/20	553,234
1,000,000	Hammond IN Loc Pub Impt Bond Bank Bond Bank Advance Funding Program Notes, Ser A	2.25%	06/30/20	1,001,110
340,000	Hammond IN Multi-Sch Bldg Corp 1st Mtge	5.00%	07/15/20	342,564
150,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	157,368
1,000,000	IN St Fin Auth Econ Dev Rev Ref Republic Svcs Inc Proj, Ser A, AMT (Mandatory put 06/01/20)	1.15%	05/01/34	999,680
50,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/20	50,694
1,375,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Non Ace Var, Ser C-3, AMT (a)	0.59%	07/01/47	1,375,000
1,400,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	1,507,422
				6,247,628
	Kansas – 0.4%
50,000	Univ Of Kansas KS Hosp Auth Hlth Facs Rev Ref Univ Of Kansas Hlth System, Ser B	5.00%	03/01/21	51,668
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	227,864
				279,532
	Kentucky – 1.5%
385,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp Dba Kings Daughters Med Ctr	5.00%	02/01/21	392,215
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	06/01/20	350,525
150,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C	4.00%	08/01/21	153,528

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$100,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	$101,136
				997,404
	Louisiana – 1.5%
150,000	New Orleans LA Sewage Svc Rev Ref	5.00%	06/01/21	156,366
175,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/20	179,125
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	448,445
200,000	Shreveport LA Wtr & Swr Rev Ref	5.00%	12/01/21	212,306
				996,242
	Massachusetts – 0.3%
220,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj (c)	5.00%	10/01/20	223,529
	Michigan – 0.4%
285,000	Detroit MI Wtr Sply Sys Rev Sr Lien, Ser A	5.25%	07/01/41	296,773
	Minnesota – 2.6%
550,000	Brooklyn Ctr MN Mf Hsg Dev Rev Unity Pl Proj (Mandatory put 12/01/20)	1.95%	12/01/21	550,264
1,000,000	Brooklyn Ctr MN Mf Hsg Dev Rev Var Sonder House Apartments Proj (Mandatory put 07/01/22)	1.35%	01/01/37	1,000,520
200,000	Minneapolis MN Mf Rev Riverside Homes Proj, Ser A (Mandatory put 05/01/20)	2.40%	11/01/21	200,000
				1,750,784
	Montana – 0.3%
220,000	MT Fac Fin Auth Hlth Facs Rev Bozeman Deaconess Hlth Svcs	4.00%	06/01/21	226,774
	Nebraska – 0.5%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	316,572
	New Jersey – 3.6%
444,279	Edison Twp NJ, BANS	2.50%	01/13/21	449,539
500,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser K, AMBAC	5.25%	12/15/20	505,920
100,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/21	101,555
60,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/20	60,113
55,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/21	55,855
75,000	NJ St Healthcare Facs Fing Auth Rev Ref Hackensack Meridian Hlth, Ser A	5.00%	07/01/20	75,501
160,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	162,134
340,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/20	340,891
150,000	NJ St Transprtn Trust Fund Auth Ref Fed Highway Reimbursement Nts, Ser A, GARVEE	5.00%	06/15/21	154,442
50,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	50,094
225,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/23	229,268
175,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/20	175,329
100,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.25%	12/15/20	101,184
				2,461,825
	New Mexico – 0.7%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	488,650
	New York – 12.2%
660,000	Beekmantown NY Centrl Sch Dist, BANS	2.00%	06/26/20	660,350
600,000	Long Beach NY, BAM	2.00%	09/15/22	604,422

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	Medina NY Centrl Sch Dist, BANS	2.00%	07/17/20	$999,280
175,000	Met Transprtn Auth NY Rev Subser, Ser B-2A, BANS	5.00%	05/15/21	174,265
300,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	294,507
500,000	Met Transprtn Auth NY Rev Transprtn, Ser B-1, BANS	5.00%	05/15/22	497,620
115,000	Met Transprtn Auth NY Rev, Ser B-1A, BANS	5.00%	05/15/20	114,978
250,000	Met Transprtn Auth NY Rev, Ser B-1C, BANS	5.00%	05/15/20	249,952
500,000	Met Transprtn Auth NY Rev, Ser E, BANS	4.00%	09/01/20	496,905
600,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution Fiscal 2019, Ser BB (a)	0.32%	06/15/51	600,000
125,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution Sub, Ser GG	5.00%	06/15/20	125,613
1,000,000	New York NY Adj Fiscal 2020, Subser B-3 (a)	0.52%	10/01/46	1,000,000
1,155,000	NY St Hsg Fin Agy Var Ref Affordable Hsg, Ser F, Bid Grp 2 (Mandatory put 05/01/20)	1.80%	05/01/50	1,155,000
305,000	Rockland Cnty NY Pub Impt, Ser C, AGM	3.00%	05/01/20	305,000
1,000,000	Yonkers NY Rans	2.00%	06/29/20	1,000,630
				8,278,522
	North Carolina – 3.3%
1,250,000	Greensboro NC Enterprise Sys Rev Var Ref Comb, Ser A (a)	0.24%	06/01/34	1,250,000
1,015,000	Montgomery Cnty NC Pub Facs Corp Ltd Oblig, BANS	3.00%	09/01/20	1,016,573
				2,266,573
	North Dakota – 1.5%
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,135
500,000	Watford City ND St Aid Ctfs Indebtedness Ref, AGM	3.00%	12/01/21	512,890
				1,013,025
	Ohio – 4.4%
500,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/20	510,265
1,000,000	East Knox OH Loc Sch Dist BANS	2.38%	06/11/20	1,001,660
1,000,000	Euclid OH, BANS	2.25%	04/29/21	1,010,550
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	484,435
				3,006,910
	Oklahoma – 2.3%
700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	663,628
430,000	OK St Dev Fin Auth Var Solid Waste Disp, Ser A	2.38%	12/01/21	436,639
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	495,220
				1,595,487
	Pennsylvania – 8.2%
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	5.00%	07/15/20	1,510,440
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	207,820
900,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser A	5.00%	02/01/22	925,830
1,500,000	Montgomery Cnty PA Indl Dev Auth Ref Exelon Generation Co LLC, Ser A (Mandatory put 06/01/20)	2.55%	12/01/29	1,501,095
125,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/20	125,296
1,265,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	1,325,012
				5,595,493

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee – 1.6%
$500,000	Clarksville TN Pub Bldg Auth Rev Adj Pooled Fing TN Mun Bd Fd (a)	0.30%	07/01/37	$500,000
300,000	TN St Energy Acquisition Corp Gas Rev	5.00%	11/01/22	318,000
225,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/23	237,825
				1,055,825
	Texas – 6.4%
105,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/20	105,139
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	202,934
1,000,000	Denton TX Indep Sch Dist Var Sch Bldg, Ser B (a)	0.26%	08/01/35	1,000,000
175,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Mtge Baylor Clg Medicine, Ser A	5.00%	11/15/20	178,797
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/21	256,475
1,000,000	Rockwall TX Indep Sch Dist Var Sch Bldg (a)	0.15%	08/01/37	1,000,000
1,000,000	TX St Trans	4.00%	08/27/20	1,011,080
600,000	TX St Var Veterans (a)	0.26%	06/01/50	600,000
				4,354,425
	Virginia – 1.5%
500,000	Amelia Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Ref Waste Mgmt Pj, AMT (Mandatory put 04/01/21)	3.00%	04/01/27	501,645
500,000	Norfolk VA Var (a)	0.23%	08/01/37	500,000
				1,001,645
	Washington – 0.2%
120,000	WA St Mtr Vehcl Tax Sr 520 Corridor Prog Toll, Ser C	5.00%	06/01/24	124,631
	Wisconsin – 1.8%
175,000	WI St Ref, Ser 1	5.00%	11/01/20	178,713
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	112,971
925,000	WI St Transprtn Rev, Ser 2	5.00%	07/01/20	931,577
				1,223,261

Total Investments – 96.4%	65,487,717
(Cost $65,684,103) (d)
Net Other Assets and Liabilities – 3.6%	2,476,800
Net Assets – 100.0%	$67,964,517

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Zero coupon bond.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of April 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $116,814 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $313,200. The net unrealized depreciation was $196,386.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
April 30, 2020 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 4/30/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 65,487,717	$ —	$ 65,487,717	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
April 30, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.